INCOME TAXES (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Income Tax Disclosure [Abstract]
Income tax expense	$ 487		$ 531
Effective income tax rate	(6.50%)		(4.90%)